Nature of Business (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2021	Feb. 09, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2018	Jul. 09, 2021	Dec. 18, 2020	Dec. 17, 2020	Dec. 15, 2020	Jul. 27, 2020	Dec. 02, 2019	Sep. 23, 2019	Aug. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Limited Liability Company or Limited Partnership, Business, Formation Date					Apr. 16, 2021	Apr. 16, 2021
Threshold minimum cash proceeds from spac transaction	$ 313,000,000
Two Thousand And Twenty One Term Loan [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of long term debt	172,000,000
Debt instrument face value	172,000,000
Term Loan [Member] | New Credit Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument face value	125,000,000							$ 125,000,000
Revolving Credit Facility [Member] | New Credit Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Line of credit maximum borrowing capacity	$ 50,000,000							$ 50,000,000
Debt instrument maturity year	2026
Fathom LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination voting interests acquired														100.00%
ICO Mold LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination voting interests acquired													100.00%
MCT Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Date							Aug. 27, 2018
MCT Holdings [Member] | Equity Interest [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership Interest					100.00%	100.00%
MCT Holdings [Member] | Midwest Composite Technologies, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination voting interests acquired															100.00%
MCT Holdings [Member] | Fathom LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination voting interests acquired														100.00%
MCT Holdings [Member] | ICO Mold LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination voting interests acquired													100.00%
Incodema Holding [Member]
Subsidiary, Sale of Stock [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Date						Jul. 15, 2020
Incodema Holding [Member] | Equity Interest [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership Interest					100.00%	100.00%
Incodema Holding [Member] | Incodema And Newchem LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination voting interests acquired												100.00%
Incodema Holding [Member] | Daholquist Machine LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination voting interests acquired											100.00%
Incodema Holding [Member] | Majestic Metals LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination voting interests acquired										100.00%
Incodema Holding [Member] | Mark Two Engineering, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination voting interests acquired									100.00%
ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Term of restricted investments						185 days
Warrant purchase price (in dollars per share)		$ 1.00
Transaction costs allocated to the Warrants				$ 0	$ 755,071
Threshold minimum aggregate fair market value as a percentage of the assts held in the Trust Account			80.00%		80.00%
Threshold percentage of public shares subject to redemption without the Company's prior written consent			50.00%		50.00%
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001	5,000,001	$ 5,000,001	$ 5,000,001
Redemption threshold as percent of outstanding			15.00%		15.00%
Obligation to redeem public shares if entity does not complete a business combination			100.00%		100.00%
Days for redemption of public shares			10 days		10 days
Maximum net interest to pay dissolution expenses			$ 100,000		$ 100,000
Warrant Liabilities Private Warrants [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights subscribed but not issued			9,000,000			9,000,000
Class A common stock | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share			$ 10.00			$ 10.00
Over-allotment | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued (in shares)		4,500,000
Share price (in dollars per share)		$ 10.00
Number of warrants issued (in shares)			9,900,000			9,900,000
Proceeds from issuance of warrants			$ 9,900,000
Deferred underwriting fees			$ 12,075,000	$ 12,075,000	$ 12,075,000	$ 12,075,000
Over-allotment | Class A common stock | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued			34,500,000			34,500,000
Share price (in dollars per share)				$ 10.00	$ 10.00
Private Placement | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)		9,900,000	9,000,000			9,000,000
Warrant purchase price (in dollars per share)		$ 1.00	$ 1.00			$ 1.00
Proceeds from issuance of warrants		$ 9,900,000	$ 9,000,000
Private Placement | Warrant Liabilities Private Warrants [Member] | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights subscribed but not issued			9,900,000			9,900,000
Initial Public Offering | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Share price (in dollars per share)		$ 10.00		10.00	$ 10.00
Assets held in trust		$ 345,000,000
Cash underwriting fees		6,900,000
Deferred underwriting fees		12,075,000	$ 10,500,000			$ 10,500,000
Other offering costs		515,958
Transaction costs allocated to the Warrants					$ 755,071
Transaction costs		$ 19,490,958
Initial Public Offering | Class A common stock | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued (in shares)		34,500,000
Common stock shares subscribed but not issued			30,000,000			30,000,000
Share price (in dollars per share)		$ 10.00		$ 10.00	$ 10.00
Assets held in trust		$ 345,000,000
IPO Including Overallotment [Member] | Class A common stock | ALTIMAR ACQUISITION CORP. II [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares subscribed but not issued			34,500,000			34,500,000